E3 Associated companies	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
E3 Associated companies

Associated companies

Equity in associated companies
	2021	2020
Opening balance	1,274	1,565
Investments	—	167
Share in earnings	(260)	(298)
Distribution of capital stock	—	(3)
Taxes	(11)	(33)
Dividends	(90)	(43)
Translation differences	28	(81)
Closing balance	941	1,274
The Company owns 49% of MediaKind, located in US, with an investment of SEK 0.8 (0.8) billion. The Company’s share in earnings of MediaKind was SEK
-0.4
(-0.4)
billion and the remaining investment is SEK 0.0 (0.4) billion. The Company has provided a loan to MediaKind of SEK 0.5 (0.5) billion.
The Company owns 49.07% of the shares in Ericsson Nikola Tesla d.d., located in Croatia. See also note H4 “Related party transactions.”